RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Working capital	$ 68,995	$ 75,178
Purchase fair value through other comprehensive income investments	0	$ 4,580
Rawhide Acquistion Holding, LLC [Member]
Disclosure of detailed information about financial instruments [line items]
Purchase fair value through other comprehensive income investments	$ 4,580
Percentage of equity interests acquired	19.90%
Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 2,051
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 4,625